Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants

MabVax Therapeutics Series B Preferred Stock and Warrants (Pre-Merger MabVax Therapeutics Issuances)

Due to the anti-dilution protection in our Series B warrants (described below), the Series B warrants were recorded as a current liability in the amount of $92,463 on the Company’s consolidated balance sheet as of December 31, 2014.  On March 25, 2015, the Series B warrants were re-valued at $72,656 prior to being exchanged into shares of common stock and Series D convertible preferred stock on a one for one basis, and the warrant liability was eliminated and the Company recorded a gain of $19,807 for the three months ended March 31, 2015.

Dividends on Preferred Stock

The Company immediately recognizes the changes in the redemption value on preferred stock as they occur, and the carrying value of the security is adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting date based on the conditions that exist as of that date. The value adjustment made to the Series B preferred stock redemption value and preferred stock dividends for the three months ended March 31, 2015, was an increase of $93,234, and was no longer outstanding after March 25, 2015.

Since the Company’s inception, no dividends were ever declared by the Company’s Board of Directors on either of the Company’s Series A redeemable convertible preferred stock or Series B redeemable convertible preferred stock.

Conversion of Preferred Stock into Common Stock

During the nine months ended September 30, 2015, holders of Series A-1, Series B, and Series C preferred stock converted 64,019, 106,437, and 96,571 shares into 5,197, 37,417, and 16,313 shares of common stock, respectively.

Exchange of Series A-1 and Series B Preferred Stock and Warrants into Common Stock and Series D Convertible Preferred Stock

On March 25, 2015, the Company entered into separate exchange agreements with certain holders of the Company’s Series A-1 preferred stock and warrants received in the Merger (the “Series A-1 Exchange Securities”) and holders of the Company’s Series B preferred stock and Series B warrants (the “Series B Exchange Securities” and, collectively with the Series A-1 Exchange Securities, the “Exchange Securities”), all previously issued by the Company, to eliminate the Exchange Securities. Pursuant to the exchange agreements, the holders exchanged the Exchange Securities and relinquished any and all other rights they may have had pursuant to the Exchange Securities, their respective governing agreements and certificates of designation, including any related registration rights, in exchange for an aggregate of 342,906 shares of the Company’s common stock and an aggregate of 238,156 shares of the Company’s newly designated Series D convertible preferred stock (the “Series D preferred stock”), convertible into 3,218,325 shares of common stock.  No cash was exchanged in the transaction.  The Company recorded deemed dividends of $9,017,512, $8,655,998 and $179,411 representing the excess fair value of the common stock issued over the original conversion terms of the Series A-1 and Series B preferred stock as part of the consideration for elimination of the Series A-1, Series B preferred stock and Series A-1 warrant, respectively.

As of March 25, 2015, pursuant to the terms of the exchange agreements, the Series A-1 Purchase Agreement, dated February 12, 2014; the Series A-1 Registration Rights Agreement, dated February 12, 2014; the Series B Purchase Agreement, dated May 12, 2014; and the Series B Registration Rights Agreement, dated May 12, 2014; all of which have been described as part of the Company’s annual report on Form 10-K, were terminated, and all rights covenants, agreements and obligations contained therein, are of no further force or effect.

No commission or other payment was received by the Company in connection with the exchange agreements.

Series D Preferred Stock

As of September 30, 2016, there were 132,489 shares of Series D preferred stock issued and outstanding that are convertible into an aggregate of 1,790,392 shares of common stock, as compared to 191,490 that were convertible into 2,587,703 shares of common stock as of December 31, 2015.

As contemplated by the exchange agreements and as approved by the Company’s Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”), on March 25, 2015. Pursuant to the Series D Certificate of Designations, the Company designated 1,000,000 shares of its blank check preferred stock as Series D preferred stock. Each share of Series D preferred stock has a stated value of $0.01 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series D preferred stock will be entitled to a per share preferential payment equal to the stated value. Each share of Series D preferred stock is convertible into 13.5135 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series D preferred stock to the extent that, as a result of such conversion, the holder beneficially would own more than 4.99% (provided that certain investors elected to block their beneficial ownership initially at 2.49% in the exchange agreements), in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D preferred stock. Each share of Series D preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series D preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series D preferred stock are convertible into at such time, but not in excess of the beneficial ownership limitations.

Series E Preferred Stock

As of September 30, 2016 and December 31, 2015, there were 33,333 shares of Series E preferred stock issued and outstanding, convertible into 519,751 and 450,446 shares of common stock, respectively.

On March 30, 2015, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock (the “Series E Certificate of Designations”) to designate 100,000 shares of its blank check preferred stock as Series E preferred stock.

The shares of Series E preferred stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such preferred share, plus all accrued and unpaid dividends, if any, on such share of Series E preferred stock, as of such date of determination, divided by the conversion price. The stated value of each share of Series E preferred stock is $75 and the initial conversion price is $5.55 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. In addition, during the period proscribed for in the Series E Certificate of Designations, in the event the Company issues or sells, or is deemed to issue or sell, shares of common stock at a per share price that is less than the conversion price then in effect, the conversion price shall be reduced to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the share of Series E preferred stock to the extent that, as a result of such conversion, such holder would beneficially own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series E preferred stock, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s share of Series E preferred stock, but not in excess of beneficial ownership limitations. The shares of Series E preferred stock bear no interest.

On August 22, 2016, when the Company closed on the August 2016 Public Offering, the current Series E preferred stock conversion price of $5.55 per share was reduced to $4.81 per share under the terms of the Series E Certificate of Designations, resulting in an increase in the number of shares of common stock to 519,751 that the Series E preferred stock may be converted into. There is no further adjustment required by the Series E Certificate of Designations in the event of an offering of shares below $4.81 per share by the Company.

April 2015 Private Placement

On March 31, 2015, the Company consummated the first closing of a private offering (the “April 2015 Private Placement”) and sold $4,714,726 worth of units (the “Unit(s)”), net of $281,023 in issuance costs. The Units consisted of 900,136 shares of common stock and warrants to purchase 450,068 shares of common stock with an exercise price of $11.10 per share.  The Units were sold at a price of $5.55 per Unit.

On April 10, 2015, the Company consummated the second and final closing of the April 2015 Private Placement and sold $3,831,622 worth of Units, net of $387,127 in issuance costs, of which $2,500,000 of the Units consisted of Series E preferred stock and the balance of it consisting of 760,135 shares of common stock, together with warrants to all investors to purchase 605,293 shares of common stock at $11.10 per share.  Each Unit was sold at a purchase price of $5.55 per Unit.

The Company paid commissions to broker-dealers in the aggregate amount of approximately $574,000 in the April 2015 Private Placement.

OPKO Health, Inc., or OPKO, was the lead investor in the April 2015 Private Placement, purchasing $2,500,000 worth of Units consisting of Series E preferred stock.

As a condition to OPKO’s and Frost Gama Investment Trust’s, or FGIT’s, participation in the April 2015 Private Placement, each of the other investors in the April 2015 Private Placement agreed to execute lockup agreements restricting the sale of 50% of the securities underlying the Units purchased by them for a period of six months and the remaining 50% prior to the expiration of one year following the final closing date of the April 2015 Private Placement.

On April 10, 2015, the Company agreed that $3.5 million of the net proceeds of such closing would be paid into and held under the terms of an escrow agreement with Signature Bank, N.A. pending the approval of a representative of OPKO or 10 weeks thereafter, unless released sooner or extended by the Company and OPKO.  On June 22, 2015, the Company and OPKO extended the termination date of the escrow to 16 weeks from the final closing of the April 2015 Private Placement. In connection with the OPKO investment, Steven Rubin, Esq. was appointed advisor to the Company. The escrowed funds were to be returned to the applicable investors and the Company shall have no further obligation to issue Units to such investors in the event certain release conditions are not met. On June 30, 2015, the Company and OPKO entered into a letter agreement pursuant to which the Company granted the representative the right, but not the obligation, until June 30, 2016, to nominate and appoint up to two additional members of the Company’s Board of Directors, or to approve the person(s) nominated by the Company pursuant to the agreement in consideration for the release of the escrowed funds. The nominees will be subject to the satisfaction of standard corporate governance practices and any applicable national securities exchange requirements.  Upon signing the agreement, the escrowed funds were released to the Company.

The warrants are exercisable upon issuance and expire October 10, 2017, and may be exercised for cash or on a cashless basis. The warrants have a per share exercise price of $11.10, subject to certain adjustments including stock splits, dividends and reverse-splits. The Company is prohibited from effecting the exercise of the warrants to the extent that, as a result of such exercise, the holder beneficially would own more than 4.99% in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the exercise of the warrants.

In connection with the April 2015 Private Placement, the Company also entered into registration rights agreements (the “Registration Rights Agreements”) with the investors in the April 2015 Private Placement pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of 25% of common stock issued pursuant to the subscription agreements including 25% of the common stock issuable upon conversion of the Series E preferred stock, in the event the investors elect to receive Series E preferred stock instead of common stock (together, the “Registrable Securities”), no later than 60 days following the final closing date of the April 2015 Private Placement, and to use its commercially reasonable best efforts to have such registration statement declared effective within 120 days after filing. Investors in the April 2015 Private Placement also may be required under certain circumstances to agree to refrain from selling securities underlying the purchased Units. The liquidated damages for failure to achieve effectiveness of the Registerable Securities is 1% per month beginning 120 days after filing, and provided management has not used commercially reasonable best efforts to have the registration statement declared effective within that time frame.

On June 9, 2015, the Company and investors holding over 60% of the outstanding Registrable Securities entered into an amendment agreement to the Registration Rights Agreements in order to extend the filing date of the registration statement to waive any payments that may be due to the investors as a result of the Company not filing a registration statement on or before the original filing date.  On August 4, 2015, the Company and investors holding over 70% of the outstanding Registrable Securities entered into a second amendment agreement to further extend the filing date to October 9, 2015.

On October 12, 2015, the Company and investors holding over 60% of the outstanding Registerable Securities entered into a third amendment agreement to the Registration Rights Agreements to suspend the Company’s registration obligations under the Registration Rights Agreements and related subscription agreements during any period when the “standstill” provision set forth in the subscription agreements is in effect.

On January 28, 2016, the Company filed a Registration Statement on Form S-1, registering 527,680 shares of common stock for resale, including 112,613 shares of common stock, which are issuable upon conversion of the Company’s Series E preferred stock issued in the April 2015 Private Placement.

Except for certain issuances, for a period beginning on the closing date of the April 2015 Private Placement and ending on the date that is the earlier of (i) 24 months from the final closing date of the April 2015 Private Placement, (ii) the date the Company consummates a financing (excluding proceeds from the April 2015 Private Placement) in which the Company receives gross proceeds of at least $10,000,000 and (iii) the date the common stock is listed for trading on a national securities exchange (such period until the earlier date, the “Price Protection Period”), in the event that the Company issues any shares of common stock or securities convertible into common stock at a price per share or conversion price or exercise price per share that is less than $5.55, the Company shall issue to the investors in the April 2015 Private Placement such additional number of shares of common stock such that the investor shall own an aggregate total number of shares of common stock as if they had purchased the Units at the price of the lower price issuance. No adjustment in the warrants is required in connection with a lower price issuance.

 Effective with the Company’s entry into an agreement with the underwriter for the Company’s August 2016 Public Offering, which closed on August 22, 2016, the Company issued 255,459 shares of common stock to the holders of record of the shares purchased in the Company’s April 2015 Private Placement under the Price Protection Period, representing the shares the investors would have received had they purchased their shares at $4.81 per share, instead of $5.55 per share. Effective August 17, 2016, the date of listing of the Company’s stock on the Nasdaq Capital Market, the Price Protection Period came to an end.

The Company has also granted each investor a right of participation in the Company’s financings for a period of 24 months.

Between April 13, 2015, and April 14, 2015, certain holders of warrants issued in the April 2015 Private Placement to purchase an aggregate of 250,000 shares of common stock exercised such warrants on a cashless basis for an aggregate issuance of 164,835 shares of common stock. As of September 30, 2016, there were 805,361 warrants outstanding from the April 2015 Private Placement to purchase common stock at $11.10 per share.

October 2015 Public Offering

On October 5, 2015, the Company closed a public offering of 337,838 shares of common stock and warrants to purchase 168,919 shares of common stock, at an offering price of $8.14 per share.  For every two shares of common stock sold, the Company issued one warrant to purchase one share of common stock.  The Company received $2,750,000 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling approximately $586,608, and without giving effect to any exercise of the underwriters’ over-allotment option.  The Company used the net proceeds from this offering to fund the HuMab-5B1 human antibody program preclinical development and for working capital and general corporate purposes.

The shares and warrants were separately issued and sold in equal proportions. The warrants are immediately exercisable, expire September 30, 2018, and have an exercise price of $9.77 per share.  The warrants are not listed on any securities exchange or other trading market.  As of September 30, 2016, there were warrants to purchase 168,919 shares of common stock outstanding. The Company granted the underwriters a 30-day option to purchase up to an additional 50,676 shares of common stock and up to an additional 25,338 warrants at the same price to cover over-allotments, if any.

Under the terms of the underwriting agreement entered into between the Company and the underwriter in the public offering, the Company, without the prior written consent of the underwriter, was prohibited, for a period of 90 days after execution of the underwriting agreement, from issuing any equity securities, subject to certain exceptions.

August 2016 Public Offering

On August 22, 2016, we closed a public offering of 1,297,038 shares of common stock and 665,281 shares of Series F preferred stock, and warrants to purchase 1,962,319 shares of common stock at $5.55 per share and warrants to purchase 1,962,319 shares of common stock at $6.29 per share, at an offering price of $4.81 per share.  For every one share of common stock or Series F preferred stock sold, we issued one warrant to purchase one share of common stock at $5.55 per share and one warrant to purchase one share of common stock at $6.29 per share.  We received $9,438,753 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling $866,410. The gross proceeds include the underwriter’s over-allotment option, which they exercised on the closing date.

On August 16, 2016, we filed a Certificate of Designations, Preferences and Rights of the 0% Series F Convertible Preferred Stock with the Delaware Secretary of State, designating 1,559,252 shares of preferred stock as 0% Series F convertible preferred stock.

The shares of Series F preferred stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such Series F preferred stock, plus all accrued and unpaid dividends, if any, on such Series F preferred stock, as of such date of determination, divided by the conversion price. The stated value of each share of Series F preferred stock is $4.81 and the initial conversion price is $4.81 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. In the event of a liquidation, dissolution or winding up of the Company, each share of Series F preferred stock will be entitled to a per share preferential payment equal to the par value. All shares of the Company’s capital stock will be junior in rank to Series F preferred stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding-up of the Company, except for the Company’s Series D preferred stock and Series E preferred stock.

The holders of Series F preferred stock will be entitled to receive dividends if and when declared by our board of directors. The Series F preferred stock shall participate on an “as converted” basis, with all dividends declared on the Company’s common stock. In addition, if we grant, issue or sell any rights to purchase our securities pro rata to all our record holders of our common stock, each holder will be entitled to acquire such securities applicable to the granted purchase rights as if the holder had held the number of shares of common stock acquirable upon complete conversion of all Series F preferred stock then held.

We are prohibited from effecting a conversion of the Series F preferred stock to the extent that, as a result of such conversion, the holder would beneficially own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series F preferred stock, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s Series F preferred stock, but not in excess of the beneficial ownership limitations.

Issuance of Common Stock under a 2014 Common Stock Purchase Agreement

In connection with a financing by the Company in July 2014 (the “July 2014 Financing Transaction”), the Company assumed certain obligations as per the original agreement to issue additional shares to investors in the July 2014 Financing Transaction if a subsequent financing or issuance of shares was at a price per share lower than the price per share in the July 2014 Financing Transaction. The Company issued on March 31, 2015, an aggregate of 11,904 shares of common stock that were required to be issued in connection with the July 2014 Financing Transaction as a result of the issuance of shares at a lower share price than in the July 2014 Financing Transaction.

Grant of Restricted Shares

Rubin Grant

On April 3, 2015, the Company entered into a consulting agreement with Steve Rubin pursuant to which he agreed to provide advisory services in connection with corporate strategy, licensing and business development estimated to be for a period of 12 months.  In exchange for his services, the Company provided him with a one-time grant of 27,027 shares of the Company’s restricted common stock, valued at $17.02 per share.  As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the second quarter of 2015.

Ravetch Grant

On April 4, 2015, the Board of Directors approved the issuance of an additional restricted stock award of 17,770 shares to Jeffrey Ravetch, M.D., Ph. D, who is one of the Company’s board members.  This award is for future services covering at least a one-year period. The award was granted in addition to the prior award to Dr. Ravetch on April 2, 2015 of (i) 4,628 restricted shares and (ii) options to purchase 4,628 shares of common stock with an exercise price of $17.02 per share, for a total grant of 27,028 restricted shares and options. As the 17,770 shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the second quarter of 2015.

 Livingston Grant

On April 4, 2015, the Board of Directors approved the issuance of a restricted stock award by the Company of 135,135 shares of common stock, valued at $17.02 per share, to Philip Livingston, Ph.D. for his continuing service to the Company.  On May 13, 2015, the Compensation Committee of the Board of Directors clarified that the award was being granted in consideration for at least one year of Dr. Livingston’s services.  The committee further clarified that the vesting of the common stock shall be on the one-year anniversary of the Board of Directors’ approval of the award, or April 4, 2016.  The Company expensed the grant date fair value of the award over the vesting period of one year.

Consulting Agreements

On April 5, 2015, the Company entered into a consulting agreements with two investor relations consultants to provide relations services to the Company in consideration for an immediate grant of 40,541 shares of the Company’s restricted common stock and a monthly cash retainer of $12,000 a month for ongoing services for a period of one year. The consultants also received an additional 27,027 shares of the Company’s restricted common stock upon the Company’s achieving a milestone based on its fully-diluted market capitalization. As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the 40,541 shares or $690,000, as investor relations expense upon grant during the second quarter of 2015. The performance condition for the 27,027 shares became probable and the market capitalization metric was met during the second quarter; therefore, the Company recognized an additional $460,000 of expense during the quarter ended June 30, 2015.

Also during 2015, the Board of Directors approved the issuance of restricted stock awards to two other consultants totaling 16,217 shares with vesting terms ranging from one to three years, valued from $13.10 to $15.76 per share.  The Company is expensing each of the grant date fair value of the awards over the performance period for the award, which will be re-measured at the end of each quarter until the performance is complete. As of September 30, 2016, the Company expensed $33,124 related to these grants. As of September 30, 2016, the expected future compensation expense related to these grants is $35,636 based upon the Company’s stock price on September 30, 2016.

On January 13, 2016, the Board of Directors approved the issuance of 13,514 shares of restricted stock valued at $64,000 to a consultant for advisory services to the Company.

On September 1, 2016, the Board of Directors approved the issuance of 22,130 shares of common stock with a date of issuance fair value of $100,000 to another investor relations consulting firm. In exchange for the shares granted and a monthly retainer, the consulting firm will perform investor relation services on behalf of the Company. As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the 22,130 shares of $100,000 as investor relations expense upon grant during the third quarter of 2016.

7. Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants

MabVax Therapeutics Series A and MabVax Therapeutics Series B preferred stock (Pre-Merger MabVax Therapeutics Issuances)

In January 2014, holders of warrants to purchase shares of MabVax Therapeutics Series B redeemable convertible preferred stock exercised their rights to purchase 194,281 shares of MabVax Therapeutics Series B redeemable convertible preferred stock for proceeds of $1,942.

In February 2014, the holders of MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock waived any rights to all prior accrued dividends they may have had a right to receive and amended the MabVax Therapeutics certificate of incorporation to eliminate their right to accrue dividends in the future as an inducement to buyers in the MabVax Therapeutics Series C-1 Preferred Stock Financing. The effect of this change reduced the liquidation preference for the MabVax Therapeutics Series A redeemable convertible preferred stock by $2,187,762 and the MabVax Therapeutics Series B redeemable convertible preferred stock by $486,938 as of February 12, 2014.

No dividends were ever declared by the MabVax Therapeutics Board of Directors since MabVax Therapeutics’ inception on either of the MabVax Therapeutics Series A redeemable convertible preferred stock or the MabVax Therapeutics Series B redeemable convertible preferred stock.

Removal of Redemption Rights

In March 2014, the majority of holders, or more than 60%, of the MabVax Therapeutics Series A redeemable convertible preferred stock and MabVax Therapeutics Series B redeemable convertible preferred stock agreed by letter commitment to MabVax Therapeutics to relinquish the MabVax Therapeutics Redemption Right, and MabVax Therapeutics reclassified the presentation on the consolidated balance sheets as permanent equity following the agreement.

Series C-1 preferred stock purchase agreement

On February 12, 2014, MabVax Therapeutics entered into a Securities Purchase Agreement (the “MabVax Therapeutics Securities Purchase Agreement”) and issued 3,697,702 shares of MabVax Therapeutics Series C-1 preferred stock, warrants to purchase 2,055,260 shares of MabVax Therapeutics common stock at $3.62 a share (the “MabVax Therapeutics Series C Common Warrants”) and warrants to purchase 1,848,851 shares of MabVax Therapeutics Series C-1 preferred stock at $0.84 a share (the “MabVax Therapeutics Series C Preferred Warrants”) for aggregate gross proceeds of $3,100,000, less issuance costs of $126,345 (the “MabVax Therapeutics Series C-1 Financing”). The MabVax Therapeutics Series C Common Warrants and Preferred Warrants were exercisable immediately. The MabVax Series C Common Warrants would have expired on February 13, 2022, and the MabVax Therapeutics Series C Preferred Warrants would have expired upon registration of the shares of MabVax Therapeutics common stock (or a successor entity) under the Securities Act. Because the warrants are immediately convertible at the option of the holder, MabVax Therapeutics recorded a deemed dividend of $2,214,911 from the beneficial conversion feature associated with the issuance of the MabVax Series C-1 preferred stock and the MabVax Therapeutics Series C Common Stock Warrants and the MabVax Therapeutics Series C Preferred Stock Warrants.

In connection with the MabVax Therapeutics Series C-1 Financing, MabVax Therapeutics agreed to use its reasonable best efforts to raise at least an additional $3,000,000 through the sale and issuance of shares of MabVax Therapeutics common stock initially intended to be at $15.08 per share (the “Subsequent Capital Raise”). Substantially all of the investors in the MabVax Therapeutics Series C-1 Financing executed a financing commitment letter (such letters, the “Financing Commitment Letters”) to purchase a pro rata number of shares of MabVax Therapeutics common stock at the purchase price of $111.59 per share, representing in the aggregate at least $750,000, subject to certain terms and conditions, including a condition that MabVax Therapeutics raise at least $3,000,000 from new investors in the Subsequent Capital Raise. In addition, each such commitment letter provided that, in the event that less than $3,000,000 was raised from new investors in the Subsequent Capital Raise and subject to certain terms and conditions, each investor party to such letter was required to purchase shares of MabVax Therapeutics preferred stock to be designated as MabVax Therapeutics Series C-2 convertible preferred stock at $111.59 per share and in the aggregate amount of up to $3,000,000 (the “Backstop Capital Raise”).

On May 12, 2014, MabVax Therapeutics and certain investors amended the MabVax Therapeutics Securities Purchase Agreement to, among other things, (i) lower the price per share of the Subsequent Capital Raise from $111.59 to $73.48 per share, and (ii) provide that the price per share payable by investors as set forth in the Financing Commitment Letters would henceforth be the lower of (A) $111.59 a share and (B) the lowest price paid in the Subsequent Capital Raise. The price per share of the Backstop Capital Raise was not changed as a result of the amendment. On July 7, 2014, prior to the Merger, MabVax Therapeutics raised over $3.0 million from the sale of common stock and the Backstop Capital Raise was no longer in effect.

The MabVax Therapeutics Series C-1 preferred stock allowed the holders to require that MabVax Therapeutics redeem their shares of MabVax Therapeutics Series C-1 preferred stock, including any accrued but unpaid dividends, upon the occurrence of any of the following events (each, a “Triggering Event”): (i) the suspension of trading of common stock following registration of such shares, (ii) the failure to issue shares of MabVax Therapeutics common stock upon conversion of any MabVax Therapeutics Series C-1 preferred stock, (iii) the failure to authorize sufficient shares of MabVax Therapeutics common stock to permit the conversion of all outstanding shares of MabVax Therapeutics Series C-1 preferred stock and exercise of all MabVax Therapeutics Series C Common Warrants and MabVax Therapeutics Series C Warrants, (iv) failure to make certain required payments to the holders in excess of $25,000, (v) a default on indebtedness in the aggregate amount of $100,000, (vi) bankruptcy events, (vii) judgments requiring payments in excess of $100,000, (viii) consummation of a change of control with an entity which did not have a class of securities registered for trading, (ix) failure of MabVax Therapeutics to initiate the process of becoming publicly traded (either through a merger into a public company or the filing of a registration statement) within 4 months of the closing of the MabVax Therapeutics Series C-1 Financing, (x) failure to complete such Merger within one year or such registration within 4 months of the closing of the MabVax Therapeutics Series C-1 Financing, (xi) issuance of common stock in violation of certain restrictions relating to employee equity, (xii) issuance of debt in violation of any agreement relating to the MabVax Therapeutics Series C-1 Financing, (xiii) failure to convert MabVax Therapeutics Series A preferred stock or MabVax Therapeutics Series B preferred stock on or prior to the date shares of MabVax Therapeutics common stock became publicly tradable, (xiv) any deviation of 20% or more from the annual budget approved by such holders, (xv) any deviation of 5% or more with respect to auditing and investors’ relations expenses, (xvi) failure to deliver the 2013 audited financials within 45 days of the closing of the MabVax Therapeutics Series C-1 Financing, (xvii) any deviation of any line item of the 2013 audited financials from those set forth in the 2013 unaudited financials delivered in connection with the MabVax Therapeutics Series C-1 Financing or (xviii) a breach of any representation, warranty, covenant or other term or condition of any agreement relating to the MabVax Therapeutics Series C-1 Financing. Certain Triggering Events had occurred as of May 9, 2014, but were subsequently waived by the holders of the MabVax Therapeutics Series C-1 preferred stock.

On July 8, 2014, the date of the Merger, all MabVax Therapeutics Series C-1 preferred stock was converted into shares of MabVax Therapeutics Holdings Series A-1 preferred stock, and the Triggering Events were removed. Because of the removal of the Triggering Events as of the Merger date, the MabVax Therapeutics Holdings Series A-1 convertible preferred stock is presented on the consolidated balance sheet as permanent equity as of December 31, 2014.

Registration of Common Stock Issuable upon Conversion of Series A-1 Preferred Stock, and Conversions

On October 14, 2014, the Company filed an Amendment No. 1 to a Registration Statement on Form S-1 (the “Form S-1”) that was initially filed on September 29, 2014, for the purpose of registering additional shares of MabVax Therapeutics Holdings common stock issuable upon conversion of outstanding shares of MabVax Therapeutics Holdings Series A-1 preferred stock. The Form S-1, as amended, to register 218,253 shares of common stock, was declared effective by the SEC at 4:00 p.m. Eastern Standard Time on November 12, 2014.

From November 13, 2014, to December 31, 2014, holders of Series A-1 preferred stock converted 1,169,452 shares into 93,694 shares of common stock.

Exercise of MabVax Therapeutics Series C Preferred Warrants

On July 7, 2014, MabVax Therapeutics received $1.5 million in exchange for the exercise by holders of the MabVax Therapeutics Series C Preferred warrants to purchase 1,827,979 shares of MabVax Therapeutics Series C-1 preferred stock.

MabVax Therapeutics Holdings Series B Redeemable Convertible Preferred Stock

On May 12, 2014 (the “Closing Date”), MabVax Therapeutics Holdings entered into a securities purchase agreement (the “Series B Purchase Agreement”) with certain purchasers (the “Purchasers”) pursuant to which MabVax Therapeutics Holdings agreed to issue and sell to the Purchasers, subject to customary closing conditions, an aggregate of 1,250,000 shares of MabVax Therapeutics Series B redeemable convertible preferred stock and warrants (the “Series B Common Warrants”) to purchase up to an additional 10,557 shares of MabVax Therapeutics Holdings common stock, with an aggregate purchase price of $2,500,000, or $2.00 for each share of our Series B redeemable convertible preferred stock and related Series B Common Warrant (such transaction collectively, the “Series B Private Placement”). The closing of the Series B Private Placement took place on the Closing Date.

On May 8, 2014, MabVax Therapeutics Holdings filed a certificate of designation for the MabVax Therapeutics Holdings Series B preferred stock with the Secretary of State of the State of Delaware. The certificate of designations authorized 1,250,000 shares of Series B preferred stock. Holders of MabVax Therapeutics Series B redeemable convertible preferred stock (the “Holders”) are entitled to cumulative dividends on each share held at a rate of 8% per annum on the Stated Value (as defined in the certificate of designations). Upon a liquidation event, the Holders are entitled to a liquidation preference per share, prior to any distribution of the Company’s assets to the holders of its common stock, in an amount equal to the Stated Value plus accrued and unpaid dividends. After payment to the Holders of the full preferential amount, the Holders will, on a pari passu basis with the holders of the Company’s common stock, participate in the distribution of any remaining assets of the Company, subject to certain limitations. Each Holder may elect to convert their Series B preferred stock into shares of the Company’s common stock at the applicable conversion rate in effect at the time of such conversion. However, the Company shall not effect conversion of the Series B redeemable convertible preferred stock to the extent such conversion would result in the beneficial owner acquiring beneficial ownership of more than 4.99% of the Company’s outstanding common stock post-conversion, including any shares of its common stock issuable upon exercise or conversion of other convertible securities held by such beneficial owner. The Company obtained stockholder approval for the securities being issued in the Series B Private Placement at the annual stockholder meeting held on July 7, 2014. The conversion rate is subject to full ratchet anti-dilution protection upon certain dilutive issuances of our common stock or convertible securities of the Company. Such conversion price will be subject to adjustment from and after the earlier of: (i) the date that some or all of the Registerable Securities (as defined below) have become registered pursuant to an effective registration statement and (ii) six months after the Closing Date at which time the conversion price of the Series B preferred stock shall equal the lower of (a) the initial conversion price and (b) 90% of the average of the 10 lowest weighted average prices of the Company’s common stock during the 20 trading days immediately preceding applicable date of the conversion, of which the latter condition was reached on November 14, 2014. The Holders may also require the Company to redeem their shares of Series B redeemable convertible preferred stock prior to a change of control, as set forth in the certificate of designations. The certificate of designations further provides that the Holders are entitled to certain participation rights on issuances by the Company to holders of common stock in order to maintain their proportionate ownership, subject to certain customary exclusions, such as issuances pursuant to Company option plans, and in connection with the Merger.

The Series B Common Warrants became exercisable six months from the Closing Date, or November 12, 2014, expire five years from the Closing Date and may be exercised for cash or otherwise may be net-exercised. The Series B Common Warrants initially had a per share exercise price of $197.14. On the 60th day following the earlier of (i) the date all of the shares underlying the Warrants become registered pursuant to an effective registration statement and (ii) six months following the Closing Date (in each case, the “Reset Date”), the exercise price shall be reset to equal the lower of (i) the current exercise price and (ii) 90% of the average of the 10 lowest weighted average prices of Common Stock during the 20 trading days immediately preceding the Reset Date. The price was reset to $11.62 on January 11, 2015. The exercise price is subject to full ratchet anti-dilution adjustment for any issuances of common stock and convertible securities for common stock below the current conversion price, consistent with the terms of the Series B preferred stock.

In connection with the Series B Private Placement, the Company also entered into a Registration Rights Agreement with the Purchasers (the “Series B Registration Rights Agreement”). Pursuant to the Series B Registration Rights Agreement, the Company agreed to file a registration statement with the SEC covering resales of the Warrant Shares and the shares issuable upon conversion of the Series B preferred stock (together, the “Series B Registerable Securities”) by the Purchasers no later than 60 days following the Closing Date, and to use its commercially reasonable best efforts to have such registration statement declared effective as soon as practicable. The Company bears all expenses of such registration of the resale of the Registerable Securities. On September 3, 2014, the Required Holders (as defined in the Series B preferred stock certificate of designations) temporarily waived the 60-day registration deadline for a five-day period.

As a result of the Series B Warrants’ anti-dilution provision, the Series B Warrants are recorded as a current liability on our consolidated balance sheet. The outstanding warrant was valued at $92,463 and $567,885 as of December 31, 2014, and July 8, 2014 or the acquisition date, respectively. Our outstanding warrants are revalued on each balance sheet date, with changes in the fair value between reporting periods recorded in the consolidated statements of operations.

Warrants were valued using the Black-Scholes-Merton model. The warrant had only partial down round protection, as it has a price reset only on a down round financing, and not an increase in number of shares convertible with the warrant. The Company concluded that using the Black-Scholes-Merton model for the valuation as of December 31, 2014, is fairly accurate compared to a recent buyout offer. The fair value of warrants is estimated using the following assumptions, which, except for risk-free interest rate, are Level 3 inputs:

Warrant liability valuation assumptions

	As of December 31, 2014	As of July 8, 2014

Risk-free interest rate	1.75%	1.60%
Dividend yield	—%	—%
Expected volatility	86.67%	101.60%
Expected life of options, in years	4.36	4.90
Market price for common stock	$13.47	$85.84
Warrant exercise price, adjusted	$13.32	$197.14

At December 31, 2015 and 2014, financial instruments requiring fair value measurement totaled zero and $92,463, respectively.

As a result of the Series B warrants’ anti-dilution provision, the Series B warrants were recorded as a current liability in the amount of $92,463 on our consolidated balance sheet as of December 31, 2014. On March 25, 2015, the Series B warrants were re-valued at $72,656 prior to being exchanged into shares of common stock and Series D convertible preferred stock on a one for one basis and the warrant liability was eliminated and the Company recorded a gain of $19,807 for the year ended December 31, 2015.

The following table presents information about our financial instruments that are measured at fair value on a recurring basis as of December 31, 2014 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Basis of Fair Value Measurement at December 31, 2014
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial liabilities:
Warrants	$92,463	$—	$—	$92,463
Total financial liabilities	$92,463	$—	$—	$92,463

The changes in the value of the warrant liability during the year ended December 31, 2015 were as follows:

Fair value – beginning of year	$92,463
Change in fair value	(19,807)
Cancellation of warrants	(72,656)
Fair value – end of year	$—

The changes in the value of the warrant liability during the year ended December 31, 2014 were as follows:

Fair value - beginning of year	$—
Fair value on acquisition	567,885
Change in fair value	(475,422)
Fair value - end of year	$92,463

There were no transfers between Level 1 and Level 2 measurements for the years ended December 31, 2015 and 2014.

Dividends on Preferred Stock

The Company immediately recognizes the changes in the redemption value on preferred stock as they occur and the carrying value of the security is adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting period based on the conditions that exist as of that date. The value adjustment made to the redemption value and preferred stock dividends on the Series A-1 and Series B Preferred Stock for the year ended December 31, 2015 and 2014, was an increase of $93,234 and $444,992, respectively.

Conversion of Preferred Stock into Common Stock

During quarter ended March 31, 2015, holders of Series A-1, Series B, and Series C preferred stock converted 64,019, 106,437, and 96,571 shares into 5,197, 37,417, and 16,313 shares of common stock, respectively; such conversions eliminated all outstanding Series A-1, Series B, and Series C preferred stock outstanding.

Exchange of Series A-1 and Series B Preferred Stock and Warrants into Common Stock and Series D Preferred Stock

On March 25, 2015, the Company entered into separate exchange agreements with certain holders of the Company’s Series A-1 preferred stock and Merger warrants (the “Series A-1 Exchange Securities”) and holders of the Company’s Series B preferred stock and Series B warrants (the “Series B Exchange Securities” and, collectively with the Series A-1 Exchange Securities, the “Exchange Securities”), all previously issued by the Company. Pursuant to the exchange agreements, the holders exchanged the Exchange Securities and relinquished any and all other rights they may have had pursuant to the Exchange Securities, their respective governing agreements and certificates of designation, including any related registration rights, in exchange for an aggregate of 342,906 shares of the Company’s common stock and an aggregate of 238,156 shares of the Company’s newly designated Series D Convertible preferred stock (the “Series D preferred stock”), convertible into 3,218,325 shares of common stock.  No cash was exchanged in the transaction.  The Company recorded deemed dividends of $9,017,512, $8,655,998 and $179,411 representing the excess fair value of the common stock issued over the original conversion terms of the Series A-1 and B preferred stock as part of the consideration for elimination of the Series A-1, Series B convertible preferred stock and Series A-1 warrant, respectively.

Additionally, for as long as a certain principal holder of Exchange Securities holds securities issued pursuant to the exchange agreements, subject to certain exceptions, the Company is restricted from issuing any shares of common stock or securities convertible into common stock, enter into any equity line of credit or issue any floating or variable priced equity linked instrument.

No commission or other payment was received by the Company in connection with the exchange agreements.

MabVax Common Stock Financing

On March 31, 2015, the Company consummated the first closing of the April 2015 Private Placement and sold $4,714,726 of Units, net of $281,023 in issuance costs, consisting of 900,135 shares of common stock and warrants to purchase 450,068 shares of common stock at $11.10 a share.  The Units were sold at a price of $5.55 per Unit.

On April 10, 2015, the Company consummated the second and final closing of the April 2015 Private Placement and sold $3,831,622 of Units, net of $387,127 in issuance costs, of which $2,500,000 of the Units consisted of Series E preferred stock and the balance consisted of 760,135 shares of common stock, together with warrants to all investors to purchase 605,293 shares of common stock at $11.10 a share.  Each Unit was sold at a purchase price of $5.55 per Unit.

The Company paid commissions to broker-dealers in the aggregate amount of approximately $574,000 in the April 2015 Private Placement.

OPKO was the lead investor in the April 2015 Private Placement, purchasing $2,500,000 of Units consisting of Series E preferred stock.

As a condition to OPKO’s participation in the April 2015 Private Placement, each of the other investors in the April 2015 Private Placement agreed to execute lockup agreements restricting the sale of 50% of the securities underlying the Units purchased by them for a period of six months and the remaining 50% prior to the expiration of one year following the final closing date of the April 2015 Private Placement.

On April 10, 2015, the Company agreed that $3.5 million of the net proceeds of such closing would be paid into and held under the terms of an escrow agreement with Signature Bank, N.A pending the approval of a representative of OPKO or 10 weeks thereafter, unless released sooner or extended by the Company and OPKO.  On June 22, 2015 the Company and OPKO extended the termination date of the escrow to 16 weeks from the final closing of the April 2015 Private Placement. In connection with the OPKO investment, Steven Rubin, Esq. was appointed advisor to the Company. The escrowed funds were to be returned to the applicable investors and the Company shall have no further obligation to issue Units to such investors in the event certain release conditions are not met. On June 30, 2015 the Company and OPKO entered into a letter agreement pursuant to which the Company granted the representative the right, but not the obligation, until June 30, 2016, to nominate and appoint up to two additional members of the Company’s Board, or to approve the person(s) nominated by the Company pursuant to the agreement in consideration for the release of the escrowed funds. The nominees will be subject to the satisfaction of standard corporate governance practices and any applicable national securities exchange requirements.  Upon signing the agreement, the escrowed funds were released to the Company.

The warrants are exercisable upon issuance and expire 30 months thereafter and may be exercised for cash or on a cashless basis. The warrants have a per share exercise price of $11.10, subject to certain adjustments typical of warrants, namely stock splits, dividends and reverse-splits. The Company is prohibited from effecting the exercise of the warrants to the extent that, as a result of such exercise, the holder beneficially would own more than 4.99% in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the exercise of the warrants.

In connection with the April 2015 Private Placement, the Company also entered into a registration rights agreements (the “Registration Rights Agreements”) with the investors in the April 2015 Private Placement pursuant to which the Company has agreed to file a registration statement with the SEC covering resales of up to 25% of common stock issued under the Subscription Agreements and shares issuable upon conversion of the Series E preferred stock, in the event the investors elect to receive Series E preferred stock instead of common stock (together, the “Registrable Securities”), no later than 60 days following the final closing date of the April 2015 Private Placement, and to use its commercially reasonable best efforts to have such registration statement declared effective with 120 days after filing. The Company will bear all expenses of such registration of the resale of the Registrable Securities.  Investors in the Private Placement also may be required under certain circumstances to agree to refrain from resales of a percentage of their securities upon request of an underwriter or placement agent in a future offering. The liquidated damages for failure to achieve effectiveness of the Registerable Securities is 1% a month 120 days after filing, and provided management has not used commercially reasonable best efforts to have the registration statement declared effective within that time frame.

On June 9, 2015 the Company and investors holding over 60% of the outstanding Registrable Securities (as such term is defined in the Registration Rights Agreements) entered into an amendment agreement to the Registration Rights Agreements in order to: (i) amend the definition of “Filing Date” for the initial registration statement such that such term shall be defined as “August 5, 2015” and (ii) waive any payments that may be due to the investors as a result of the Company not filing a registration statement on or before the Filing Date, as such term was originally defined.  On August 4, 2015, the Company and investors holding over 70% of the outstanding Registrable Securities entered into a second amendment agreement to further extend the Filing Date to October 9, 2015.

On October 12, 2015, the Company and investors holding over 60% of the outstanding Registerable Securities (as such term is defined in the Registration Rights Agreements) entered into a third amendment agreement to the Registration Rights Agreements to suspend the Company’s registration obligations under the Registration Rights Agreements and related subscription agreements during any period when the “Standstill” provision set forth in 5(u) of the subscription agreements is in effect.

On January 28, 2016, the Company filed a Registration Statement on Form S-1, registering 527,680 shares of common stock for resale representing 25% of shares issued in the April 2015 Private Placement, 415,068 shares of common stock and 112,613 shares of common stock which are issuable upon conversion of the Company’s Series E Convertible Preferred Stock.

Except for certain issuances, for a period beginning on the closing date of the April 2015 Private Placement and ending on the date that is the earlier of (i) 24 months from the final closing date of the April 2015 Private Placement, (ii) the date the Company consummates a financing (excluding proceeds from the April 2015 Private Placement) in which the Company receives gross proceeds of at least $10,000,000 and (iii) the date the common stock is listed for trading on a national securities exchange (such period until the earlier date, the “Price Protection Period”), in the event that the Company issues any shares of common stock or securities convertible into common stock at a price per share or conversion price or exercise price per share that is less than $5.55, the Company shall issue to the investors in the April 2015 Private Placement such additional number of shares of common stock such that the investor shall own an aggregate total number of shares of common stock as if they had purchased the Units at the price of the lower price issuance. No adjustment in the warrants is required in connection with a lower price issuance.

The Company has also granted each investor prior to the expiration of 24 months following the final closing date of the April 2015 Private Placement, a right of participation in the Company’s financings.

In the event the Company conducts certain private or public offerings of its securities, each investor has agreed, if requested by the underwriter or placement agent so engaged by the Company in connection with such offering, to refrain from selling any securities of the Company for a period of up to 60 days.

Between April 13, 2015, and April 14, 2015, certain holders of warrants issued in the April 2015 Private Placement to purchase an aggregate of 250,000 shares of common stock exercised such warrants on a cashless basis for an aggregate issuance of 164,835 shares of common stock. As of December 31, 2015, there were 805,361 warrants outstanding to purchase common stock at $11.10 a share.

On October 5, 2015, the Company closed a public offering of 337,838 shares of common stock and warrants to purchase 168,919 shares of common stock, at an offering price of $8.14 per share.  For every two shares of common stock sold, the Company issued one warrant to purchase one share of common stock.  The Company received $2,750,000 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling approximately $586,608, and without giving effect to the exercise of the underwriters’ over-allotment option.  The Company intends to use the net proceeds from this offering to fund the HuMab-5B1 human antibody program through Phase I clinical development and for working capital and general corporate purposes.

The shares and warrants were separately issued and sold in equal proportions. The warrants are immediately exercisable, expire September 30, 2018, and have an exercise price of $9.77 per share.  The warrants will not be listed on any securities exchange or other trading market.  As of December 31, 2015, there were warrants to purchase 168,919 shares of common stock outstanding. The Company granted the underwriters a 30-day option to purchase up to an additional 50,676 shares of common stock and up to an additional 25,338 warrants at the same price to cover over-allotments, if any.

Under the terms of the underwriting agreement entered into between the Company and the underwriter in the public offering, the Company, without the prior written consent of the underwriter, is prohibited, for a period of 90 days after execution of the underwriting agreement, from issuing any equity securities, subject to certain exceptions.

On October 12, 2015, the Company and investors holding over 60% of the outstanding Registerable Securities (as such term is defined in the Registration Rights Agreements) issued in the April 2015 Private Placement entered into a third amendment agreement to the Registration Rights Agreements to suspend the Company’s registration obligations under the Registration Rights Agreements and related subscription agreements during any period when the “Standstill” provision set forth in 5(u) of the related subscription agreements is in effect.

Series D Preferred Stock

As of December 31, 2015, there were 191,491 shares of Series D preferred stock issued and outstanding which are convertible into an aggregate of 2,587,717 shares of common stock.

As contemplated by the exchange agreements governing the issuance of the Series D preferred stock and as approved by the Company’s Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”), on March 25, 2015. Pursuant to the Series D Certificate of Designations, the Company designated 1,000,000 shares of its blank check preferred stock as Series D preferred stock. Each share of Series D preferred stock has a stated value of $0.01 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series D preferred stock will be entitled to a per share preferential payment equal to the stated value. Each share of Series D preferred stock is convertible into 14 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series D preferred stock to the extent that, as a result of such conversion, the holder beneficially would own more than 4.99% (provided that certain investors elected to block their beneficial ownership initially at 2.49% in the exchange agreements), in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D preferred stock. Each share of Series D preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series D preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series D preferred stock are convertible into at such time, but not in excess of the beneficial ownership limitations.

Series E Preferred Stock

As of December 31, 2015, there were 33,333 shares of Series E preferred stock issued and outstanding, convertible into 450,446 shares of common stock.

On March 30, 2015, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible preferred stock to designate 100,000 shares of its blank check preferred stock as Series E preferred stock.

The shares of Series E preferred stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such preferred share, plus all accrued and unpaid dividends, if any, on such share of Series E preferred stock, as of such date of determination, divided by the conversion price. The stated value of each share of Series E preferred stock is $75 and the initial conversion price is $5.55 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. In addition, during the Price Protection Period, in the event the Company issues or sells, or is deemed to issue or sell, shares of common stock at a per share price that is less than the conversion price then in effect, the conversion price shall be reduced to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the share of Series E preferred stock to the extent that, as a result of such conversion, such holder would beneficially own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series E preferred stock, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s share of Series E preferred stock, but not in excess of beneficial ownership limitations. The shares of Series E preferred stock bear no interest.

Issuance of Common Stock under Common Stock Purchase Agreement

In connection with a financing that took place in July 2014, or the July 2014 Financing Transaction, the Company assumed certain obligations as per the original agreement to issue additional shares to investors in the July 2014 Financing Transaction if a subsequent financing was at a price per share lower than the price per share in the July 2014 Financing Transaction. The Company therefore issued on March 31, 2015, an aggregate of 11,904 shares of common stock that were required to be issued in connection with the July 2014 Financing Transaction, as a result of the lower share price in the April 2015 Private Placement.

Grant of Restricted Shares

Rubin Grant

On April 3, 2015, the Company entered into a consulting agreement with Steve Rubin pursuant to which he agreed to provide advisory services in connection with corporate strategy, licensing and business development estimated to be for a period of 12 months.  In exchange for his services, the Company provided him with a one-time grant of 27,027 shares of the Company’s restricted common stock, valued at $17.02 a share.  As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the second quarter of 2015.

Ravetch Grant

On April 4, 2015, the Board approved the issuance of an additional restricted stock award of 17,770 shares to Jeffrey Ravetch.  This award is for future services covering at least a one-year period. The award was granted in addition to the prior award to Dr. Ravetch on April 2, 2015 of: (i) 4,629 restricted shares and (ii) options to purchase 4,629 shares of common stock with an exercise price of $17.02 per share, for a total grant of 27,028 restricted shares and options. As the 17,770 shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the second quarter of 2015.

Livingston Grant

On April 4, 2015, the Board of Directors approved a restricted stock award by the Company of 135,135 shares of common stock, valued at $17.02 a share, to be issued to Phil Livingston, Ph.D. for his continuing service to the Company.  On May 13, 2015, the Compensation Committee of the Board clarified that the award is being granted in consideration for at least one year of Dr. Livingston’s services.  The committee further clarified that the vesting of the common stock shall be on the one-year anniversary of the Board of Directors’ approval of the award, or April 4, 2016.  The Company is expensing the grant date fair value of the award over the vesting period of one year.

Consulting Agreement

On April 5, 2015, the Company entered into a consulting agreement with The Del Mar Consulting Group, Inc. and Alex Partners, LLC, together, the “Investor Relations Consultants”, pursuant to which such Investor Relations Consultants shall provide investor relations services to the Company in consideration for an immediate grant of 40,541 shares of the Company’s restricted common stock and a monthly cash retainer of $12,000 a month for ongoing services for a period of one year. The consultants also received an additional 27,027 shares of the Company’s restricted common stock upon the Company’s achieving a milestone based on its fully-diluted market capitalization. As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the 40,451 shares or $690,000, as investor relations expense upon grant during the second quarter of 2015. The performance condition for the 27,027 shares became probable and the market capitalization metric was met during the second quarter; therefore, the Company recognized an additional $460,000 of expense during the quarter ended June 30, 2015.

Consultant Grants

During 2015, the Board of Directors approved the issuance of restricted stock awards to two consultants totaling 16,217 shares with vesting terms ranging from one to three years, valued from $13.10 to $15.76 per share.  The Company is expensing each of the grant date fair value of the awards over the performance period for the award, which will be re-measured at the end of each quarter until the performance is complete. For the year ended December 31, 2015, the Company expensed $11,809 related to these grants. As of December 31, 2015, the expected future compensation expense related to these grants is $70,991 based upon the Company’s stock price on December 31, 2015.